Business Combinations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations

NOTE 4   BUSINESS COMBINATIONS

The Company’s business combinations include the merger between Potash Corporation of Saskatchewan Inc. (“PotashCorp”) and Agrium Inc. (“Agrium”) (the “Merger”), the acquisition of Retail businesses, including Ruralco Holdings Limited (“Ruralco”), and various digital agriculture, proprietary products and agricultural services.

Accounting Policies, Estimates and Judgments

  Consideration is measured at the aggregate of the fair values of assets transferred, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.
  Identifiable assets acquired and liabilities assumed are generally measured at fair value.
  The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.
  For each business combination, we elect to measure the non-controlling interest in the acquired entity either at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Judgment is required to determine which entity is the acquirer in a merger of equals. In identifying PotashCorp as the acquirer in the Merger, we considered the voting rights of all equity instruments, the intended corporate governance structure of the combined company, the intended composition of senior management of the combined company and the size of each of the companies. In assessing the size of each of the companies, we evaluated various metrics. No single factor was the sole determinant in the overall conclusion that PotashCorp was the acquirer for accounting purposes in the Merger; rather, all factors were considered in arriving at the conclusion.

Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed, and estimation of their fair values. To determine fair values, we used quoted market prices or widely accepted valuation techniques as described below. Key assumptions include discount rates and revenue growth rates specific to the acquired assets or liabilities assumed. We performed a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. We also engaged independent valuation experts on certain acquisitions to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

Asset	Ruralco	Merger	Other Acquisitions	Valuation Technique and Judgments Applied
Property, plant and equipment	X	X	X

Market approach for land and certain types of personal property:  sales comparison that measures the value of an asset through an analysis of sales and offerings of comparable assets.

Replacement costs for all other depreciable property, plant and equipment: measures the value of an asset by estimating the costs to acquire or construct comparable assets and adjusts for age and condition of the asset.

Other intangible assets	X	X	X

Income approach – multi-period excess earnings method: measures the value of an asset based on the present value of the incremental after-tax cash flows attributable to the asset after deducting contributory asset charges (“CACs”). Allocation of CACs is a matter of judgment and based on the nature of the acquired businesses’ operations and historical trends.

We considered several factors in determining the fair value of customer relationships, such as customers’ relationships with the acquired company and its employees, the segmentation of customers, historical customer attrition rates and revenue growth. Segmenting customers is a matter of judgment and includes factors such as the size of the customer and customer behavior patterns.

Long-term debt		X		Comparable debt instruments with similar maturities, adjusted where necessary to the acquired company’s credit spread, based on information published by financial institutions.
Asset retirement obligations and accrued environmental costs		X

Decision-tree approach of future costs and a risk premium to capture the compensation sought by risk-averse market participants for bearing the uncertainty inherent in the cash flows of the liability. We expect asset retirement obligations for phosphate sites to be paid over the next 68 years, while we expect asset retirement obligations for potash and nitrogen sites to be paid subsequently.

We expect accrued environmental costs – discounted using a credit adjusted risk-free rate – to be paid over the next 30 years.

Supporting Information

	Ruralco	Merger	Other Acquisitions
Acquisition date	September 30, 2019	January 1, 2018	Various
Purchase price, net of cash and cash equivalents acquired

$330

On the acquisition date, we acquired 100% of the Ruralco stock that was issued and outstanding.

Also included in the total consideration, net of cash and cash equivalents acquired, is the impact of $18 relating to a foreign exchange hedge loss which we designated a cash flow hedge.

Transaction costs are recorded in acquisition and integration related costs in other expenses.

$16,010

We determined the purchase price based on the number of Agrium shares outstanding and their trading price on December 29, 2017.

On the acquisition date, shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held, and shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held.

Merger and related costs are included in other expenses.

2019 – $581, net of $100 previously held equity-accounted interest in Agrichem. We acquired the remaining 20 percent interest in Agrichem in the first nine months of 2019, making Agrichem a wholly owned consolidated subsidiary of the Company.

(2018 – $433)

Goodwill and expected benefits of the acquisition	$202	$11,185, none of which is deductible for income tax purposes.	$341 (2018 – $197)

The expected benefits of the acquisitions resulting in goodwill include:

  synergies from expected reduction in operating costs;
  wider distribution channel for selling products of acquired businesses;
  a larger assembled workforce;
  potential increase in customer base;
  enhanced ability to innovate;
  production and expense optimization, including procurement savings (specific to Merger); and
  closer proximity of nitrogen operations to sources of low-cost natural gas (specific to Merger).

Description	An agriservices business in Australia with approximately 250 operating locations.	A major global producer and distributor of agricultural products, services and solutions.

68 Retail locations in North and South America and Australia, including companies operating in the proprietary products business, such as Actagro, LLC, a developer, manufacturer and marketer of environmentally sustainable soil and plant health products and technologies (2018 – 53 Retail locations in North America and Australia and companies operating within the digital agriculture, proprietary products and agricultural services businesses).

We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date:

	2019					2018
	Ruralco (Estimate)
			Revised		Other	Merger		Other
	Preliminary [1]	Adjustments [2]	Fair Value		Acquisitions [3]	(Final)		Acquisitions [3]
Cash and cash equivalents	-	-	-		-	466		-
Receivables	250	39	289	[4]	68	2,600	[4]	20
Inventories	116	1	117		145	3,303		146
Prepaid expenses and other current assets	11	(3)	8		38	1,124		2
Property, plant and equipment	70	66	136		115	7,459		107
Goodwill	272	(70)	202		341	11,185		197
Other intangible assets	55	110	165		179	2,348		8
Investments	15	-	15		-	528		11
Other assets	16	-	16	[5]	2	293	[5]	3
Total assets	805	143	948		888	29,306		494
Short-term debt	112	-	112		25	867		-
Payables and accrued charges	299	46	345		156	5,239		52
Long-term debt, including current portion	-	-	-		11	4,941		-
Lease liabilities, including current portion	44	66	110		1	-		-
Deferred income tax liabilities	7	31	38		7	934		-
Pension and other post-retirement benefit liabilities	-	-	-		-	142		-
Asset retirement obligations and accrued environmental costs	-	-	-		-	1,094		-
Other non-current liabilities	13	-	13		7	79		9
Total liabilities	475	143	618		207	13,296		61
Total consideration	330	-	330		681	16,010		433
Previously held equity-accounted interest in Agrichem	-	-	-		100	-		-
Total consideration, net of cash and cash equivalents acquired	330	-	330		581	16,010		433

1  Preliminary value as previously reported in our third quarter 2019 unaudited financial statements. The purchase price allocation is not final as we continue to obtain and verify information required to determine the fair value of certain assets and liabilities and the amount of deferred income taxes arising on their recognition. We estimated the preliminary purchase price allocation as of the date of the acquisition based on information that was available and continue to adjust those estimates as new information that existed at the date of acquisition becomes available. We expect to finalize the amounts recognized when we obtain the information necessary to complete the analysis, and in any event, not later than September 30, 2020.

2  We recorded adjustments to the preliminary fair value to reflect facts and circumstances in existence as of the date of acquisition. These adjustments primarily related to changes in the preliminary valuation assumptions, including refinement of intangible assets. All measurement period adjustments were offset against goodwill.

3 This represents preliminary fair values. For certain acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods.

4  Includes receivables from customers with gross contractual amounts of $247, of which $5 are considered to be uncollectible relating to Ruralco (2018 – $2,247 and $80 respectively relating to the Merger).

5 Includes deferred income tax assets of $14 relating to Ruralco (2018 – $158 relating to the Merger).

Financial Information Related to the Acquired Operations

2019 Proforma [1]	Ruralco	Other Acquisitions
Sales	1,090	480
EBITDA	50	40
1 Estimated annual sales and EBITDA if acquisitions occurred at the beginning of the year. Net earnings before income taxes is not available.

	2019 Actuals		2018 Actuals
From date of acquisition	Ruralco	Other Acquisitions	Merger	Other Acquisitions
Sales	249	312	14,551	213
Net earnings (loss) before income taxes	(2)	(1)	546	10